Accounts Payable and Accrued Expenses - Accounts payable and accrues expenses (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accruals – General and Administrative	$ 3,127,111	$ 3,208,069
Accounts Payable and Accruals – Research and Development	3,699,158	3,955,543
Accounts Payable and Accruals – Selling and Marketing	326,586	3,955,543	$ 328,629
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 8)	233,077	337,500
Executive Compensation and Directors’ Fees Payable	236,547	205,943
Total	$ 7,622,479	$ 8,034,122